Future Policy Benefits and Claims - Claims Development Tables (Details) $ in Thousands	Dec. 31, 2023 USD ($) claim	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Claims Development
Total outstanding liabilities for unpaid claims net of reinsurance	$ 1,401,500
Long-Term Disability/Group Life Waiver
Claims Development
Net incurred claims	2,300,700
Net cumulative paid claims	1,314,600
Liability for unpaid claims net, not separately presented	251,800
Total outstanding liabilities for unpaid claims net of reinsurance	1,237,900
Long-Term Disability/Group Life Waiver | Incurral year 2014
Claims Development
Net incurred claims	200,700	$ 199,800	$ 199,300	$ 202,000	$ 201,900	$ 206,200	$ 218,100	$ 214,400	$ 231,400	$ 242,200
Incurred but not reported claims	$ 100
Cumulative number of reported claims | claim	7,610
Net cumulative paid claims	$ 158,500	153,300	147,200	140,800	132,400	122,300	111,800	96,300	66,000	$ 16,100
Long-Term Disability/Group Life Waiver | Incurral year 2015
Claims Development
Net incurred claims	208,300	210,500	211,800	210,000	208,200	215,300	217,200	227,200	231,000
Incurred but not reported claims	$ 100
Cumulative number of reported claims | claim	7,184
Net cumulative paid claims	$ 160,300	154,000	146,500	137,100	126,800	114,600	98,000	67,000	$ 16,900
Long-Term Disability/Group Life Waiver | Incurral year 2016
Claims Development
Net incurred claims	219,000	221,900	218,700	214,400	219,500	219,400	228,400	229,800
Incurred but not reported claims	$ 100
Cumulative number of reported claims | claim	6,171
Net cumulative paid claims	$ 165,300	157,100	147,200	136,800	124,900	105,600	70,600	$ 16,200
Long-Term Disability/Group Life Waiver | Incurral year 2017
Claims Development
Net incurred claims	248,900	246,500	245,200	245,800	243,100	239,700	238,400
Incurred but not reported claims	$ 100
Cumulative number of reported claims | claim	6,091
Net cumulative paid claims	$ 176,800	165,400	151,700	135,900	115,000	76,500	$ 17,800
Long-Term Disability/Group Life Waiver | Incurral year 2018
Claims Development
Net incurred claims	238,000	235,300	239,800	239,200	245,100	239,400
Incurred but not reported claims	$ 100
Cumulative number of reported claims | claim	5,782
Net cumulative paid claims	$ 163,300	150,300	135,700	115,700	79,900	$ 20,100
Long-Term Disability/Group Life Waiver | Incurral year 2019
Claims Development
Net incurred claims	238,600	240,200	240,400	248,400	255,200
Incurred but not reported claims	$ 100
Cumulative number of reported claims | claim	5,961
Net cumulative paid claims	$ 150,600	136,400	117,500	79,700	$ 19,200
Long-Term Disability/Group Life Waiver | Incurral year 2020
Claims Development
Net incurred claims	217,700	221,100	231,000	252,100
Incurred but not reported claims	$ 5,800
Cumulative number of reported claims | claim	5,939
Net cumulative paid claims	$ 130,000	113,100	78,800	$ 20,600
Long-Term Disability/Group Life Waiver | Incurral year 2021
Claims Development
Net incurred claims	221,600	244,500	259,700
Incurred but not reported claims	$ 8,500
Cumulative number of reported claims | claim	5,571
Net cumulative paid claims	$ 113,200	79,000	$ 19,800
Long-Term Disability/Group Life Waiver | Incurral year 2022
Claims Development
Net incurred claims	240,500	274,300
Incurred but not reported claims	$ 4,100
Cumulative number of reported claims | claim	5,572
Net cumulative paid claims	$ 76,600	19,600
Long-Term Disability/Group Life Waiver | Incurral year 2023
Claims Development
Net incurred claims	267,400
Incurred but not reported claims	$ 111,800
Cumulative number of reported claims | claim	3,353
Net cumulative paid claims	$ 20,000
Dental/Vision/Short Term Disability/Critical Illness/Accident/Hospital Indemnity/PFML Claims
Claims Development
Net incurred claims	1,942,900
Net cumulative paid claims	1,863,800
Total outstanding liabilities for unpaid claims net of reinsurance	79,100
Dental/Vision/Short Term Disability/Critical Illness/Accident/Hospital Indemnity/PFML Claims | Incurral year 2022
Claims Development
Net incurred claims	$ 910,600	924,400
Cumulative number of reported claims | claim	4,317,802
Net cumulative paid claims	$ 909,800	845,500
Dental/Vision/Short Term Disability/Critical Illness/Accident/Hospital Indemnity/PFML Claims | Incurral year 2023
Claims Development
Net incurred claims	1,032,300
Incurred but not reported claims	$ 57,100
Cumulative number of reported claims | claim	4,566,920
Net cumulative paid claims	$ 954,000
Group Life
Claims Development
Net incurred claims	569,000
Net cumulative paid claims	492,600
Liability for unpaid claims net, not separately presented	8,100
Total outstanding liabilities for unpaid claims net of reinsurance	84,500
Group Life | Incurral year 2022
Claims Development
Net incurred claims	284,200	279,300
Incurred but not reported claims	$ 1,100
Cumulative number of reported claims | claim	6,168
Net cumulative paid claims	$ 277,500	$ 218,300
Group Life | Incurral year 2023
Claims Development
Net incurred claims	284,800
Incurred but not reported claims	$ 33,300
Cumulative number of reported claims | claim	5,064
Net cumulative paid claims	$ 215,100